Property and Equipment, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
Property and equipment, net
Property, plant and equipment, gross	¥ 51,154,947		¥ 47,179,925
Accumulated depreciation	(15,694,496)		(13,236,644)
Impairment	(26,942)		(27,915)
Property and equipment, net	35,433,509		33,915,366		$ 5,066,924
Depreciation expenses	3,224,811		2,882,579	¥ 2,740,819
Impairment of property and equipment	46,000	$ 6,578	23,152	¥ 76,616
Pending title of certificates buildings, net	1,316,328		2,366,329
Buildings
Property and equipment, net
Property, plant and equipment, gross	29,834,177		24,774,679
Machinery and equipment
Property and equipment, net
Property, plant and equipment, gross	11,123,933		10,006,532
Leasehold improvements
Property and equipment, net
Property, plant and equipment, gross	1,265,970		1,173,822
Vehicles
Property and equipment, net
Property, plant and equipment, gross	5,463,339		5,544,713
Furniture, office and electric equipment
Property and equipment, net
Property, plant and equipment, gross	1,190,792		1,030,877
Construction in progress
Property and equipment, net
Property, plant and equipment, gross	¥ 2,276,736		¥ 4,649,302